Segment reporting - Total Long Lived assets (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 321,766	$ 602,976
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	187,861	339,420
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 133,905	$ 263,556